Equity	12 Months Ended
Dec. 31, 2021
Equity [Abstract]
EQUITY

19. EQUITY

Common shares

Under the Amended and Restated Bye-laws, the authorized share capital of the Group consists of 750,000,000 common shares, par value USD 0.01 per share, and 100,000,000 preference shares, par value USD 0.01 per share. As at 31 December 2019 as well as immediately prior to the closing of the Business Combination on 17 March 2020 (the “Closing”), the Company was authorized to issue 1,000 common shares, USD 0.01 par value per share and 1,000 preference shares, USD 0.01 par value per share, and there was one common share issued and outstanding and no preference shares issued and outstanding. As at 31 December 2021, the authorized share capital was 48,880,441 (2020: 48,573,251) common shares issued and outstanding (including 3,012,500 common shares (“Earnout Shares”) subject to vesting but which are issued and outstanding for purposes of voting and receipt of dividends), and no preference shares issued and outstanding. All of the issued and outstanding common shares are fully paid.

The following table sets out the number of common shares issued and outstanding as at 31 December 2021 and 2020:

	2021
	No. of shares	Par value
		USD ‘000
Common shares (par value of USD 0.01)	45,471,084	455
Earnout shares* (par value of USD 0.01)	3,012,500	30
Restricted shares awards (par value of USD 0.01) (note 32)	396,857	4
	48,880,441	489
	2020
	No. of shares	Par value
		USD ‘000
Common shares (par value of USD 0.01)	45,426,251	455
Earnout shares* (par value of USD 0.01)	3,012,500	30
Restricted shares awards (par value of USD 0.01) (note 32)	134,500	1
	48,573,251	486

*      The Earnout Shares are subject to vesting at stock prices ranges from USD 11.50 to 15.25. The Earnout Shares are considered outstanding shares and have dividend and voting rights, however, the Earnout Shares are non-transferable by their holders until they vest and, if the Earnout Shares do not vest on or prior to 17 March 2028, they will be cancelled by the Company.

Fair value reserve

The movement of this item is as follows:

	2021	2020	2019
	USD ‘000	USD ‘000	USD ‘000
Balance at the beginning of the year	18,160	4,274	954
Net change in fair value reserve during the year for bonds at fair value through OCI, net of tax	(9,240)	11,481	4,209
Net change in fair value reserve during the year for equities at fair value through OCI	(819)	(71)	(866)
Realized gain on sale of equities at fair value through other comprehensive income	—	2,341	—
ECL charge (release) transferred to consolidated statement of income	114	135	(23)
Balance at the end of the year	8,215	18,160	4,274

Foreign currency translation reserve

The foreign currency translation reserve is used to record the exchange difference arising from the translation of the financial statements of foreign subsidiaries and associates to the Group’s functional currency.